Goodwill and Intangible Assets, net - Schedule of Goodwill (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Balances as of December 31, 2020	$ 1,857
Goodwill acquired in Dutch DNA acquisition	15,177
Currency translation adjustment	374
Balances as of September 30, 2021	$ 16,660